Document and Entity Information Document	Jul. 09, 2021
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 09, 2021
Document Period End Date	Jul. 09, 2021
Amendment Flag	false
Entity Registrant Name	SunOpta Inc.
Entity Address, Address Line One	7301 Ohms Lane
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Edina
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55439
Entity Incorporation, State Country Name	Z4
City Area Code	952
Local Phone Number	820-2518
Entity File Number	001-34198
Entity Central Index Key	0000351834
Entity Emerging Growth Company	false
Entity Tax Identification Number	00-0000000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ Global Select Market [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	STKL
Security Exchange Name	NASDAQ
Toronto Stock Exchange [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SOY